Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income before Income Taxes and Provision for Income Taxes
Income before income taxes and the provision for income taxes in fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	2023	2024	2025
Income before income taxes:
Japan	¥201,168	¥298,321	¥307,830
Overseas	191,010	171,654	172,633

	¥392,178	¥469,975	¥480,463

Provision for income taxes:
Current—
Japan	¥30,808	¥80,274	¥72,230
Overseas	27,490	31,114	33,252

	58,298	111,388	105,482

Deferred—
Japan	22,047	9,049	26,803
Overseas	14,900	10,951	(3,457)

	36,947	20,000	23,346

Provision for income taxes	¥95,245	¥131,388	¥128,828

Reconciliations of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes
Reconciliations of the differences between the tax provision computed at the statutory income tax rate of 31.5%, the aggregate statutory income tax rate of the Company’s tax domicile, and the consolidated provision for income taxes in fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	2023	2024	2025
Income before income taxes	¥392,178	¥469,975	¥480,463

Tax provision computed at the statutory rate	¥123,536	¥148,042	¥151,346
Increases (reductions) in taxes due to:
Change in valuation allowance	2,533	5,441	1,973
Nondeductible expenses	4,794	4,762	5,813
Nontaxable income	(3,347)	(3,574)	(5,893)
Effect of lower tax rates on certain subsidiaries	(19,764)	(17,627)	(22,271)
Effect of investor taxes on earnings of subsidiaries	4,789	7,674	3,494
Effect of the tax law and rate changes	180	(1,295)	2,218
Effect of sale or liquidation of subsidiaries	(16,754)	(14,995)	(8,423)
Other, net	(722)	2,960	571

Provision for income taxes	¥95,245	¥131,388	¥128,828

Total Income Tax Expense Recognized
Total income tax expense recognized in fiscal 2023, 2024 and 2025 was allocated as follows:

	Millions of yen
	2023	2024	2025
Provision for income taxes	¥95,245	¥131,388	¥128,828
Income tax expense (benefit) allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	(41,961)	(27,157)	(60,260)
Net change of impact of changes in policy liability discount rate	43,576	32,471	54,382
Net change of debt valuation adjustments	20	(74)	(13)
Net change of defined benefit pension plans	1,630	5,554	2,063
Net change of foreign currency translation adjustments	(17,325)	(30,992)	2,484
Net change of unrealized gains (losses) on derivative instruments	3,514	(1,523)	(441)
Other direct adjustments to shareholders’ equity	36	32	22

Total income tax expense	¥84,735	¥109,699	¥127,065

Deferred Tax Assets and Liabilities
The tax effects of temporary differences and carryforwards giving rise to the deferred tax assets and liabilities as of March 31, 2024 and 2025 are as follows:

	Millions of yen
	2024	2025
Assets:
Net operating loss carryforwards	¥62,493	¥48,953
Allowance for credit losses	8,650	14,842
Investment in securities	14,382	4,581
Accrued expenses	26,401	26,516
Investment in operating leases	12,728	11,576
Property under facility operations	24,996	28,007
Installment loans	5,459	8,075
Unrealized losses on investment in securities	98,025	158,375
Lease liabilities	69,697	74,215
Other*	156,516	159,391

	479,347	534,531
Less: valuation allowance	(39,046)	(35,845)

	440,301	498,686
Liabilities:
Net investment in leases	10,867	12,755
Investment in operating leases	175,727	171,455
Unrealized gains on investment in securities	9,139	9,259
Deferred insurance policy acquisition costs	85,830	90,934
Policy liabilities and policy account balances	194,713	263,515
Property under facility operations	22,615	33,075
Other intangible assets	152,125	143,701
Undistributed earnings	95,720	103,808
Prepaid benefit cost	23,473	27,224
Advances paid	8,102	8,387
Right-of-use assets	68,715	72,034
Other	31,946	24,834

	878,972	960,981

Net deferred tax liability	¥438,671	¥462,295

*	As of March 31, 2024 and 2025, other deferred tax assets includes amounts related to net investment hedges of ¥95,551 million and ¥96,778 million.

Net Deferred Tax Assets and Liabilities
Net deferred tax assets and liabilities at March 31, 2024 and 2025 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2024	2025
Other assets	¥66,519	¥63,337
Income taxes: Deferred	505,190	525,632

Net deferred tax liability	¥438,671	¥462,295

Net Operating Loss Carryforwards Expire Date
The Company and certain subsidiaries have net operating loss carryforwards of ¥369,010 million at March 31, 2025, which expire as follows:

Years ending March 31,	Millions of yen
2026	¥8,129
2027	9,828
2028	4,246
2029	24,606
2030	53,538
Thereafter	214,227
Indefinite period	54,436

Total	¥369,010